RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
Changes in the net balance of right-of-use assets during the years ended March 31, 2025 and March 31, 2024 were as follows:

	Note	Buildings	Vehicles and equipment	Total
Balance, at March 31, 2023		$79,880	$14,332	$94,212
Additions		25,411	12,567	37,978
Amortization		(21,596)	(8,060)	(29,656)
Acquisition of subsidiaries	5	4,184	1,362	5,546
Exchange and other adjustments		(2,291)	(128)	(2,419)
Balance, at March 31, 2024		$85,588	$20,073	$105,661
Additions		17,577	11,463	29,040
Amortization		(24,129)	(9,695)	(33,824)
Acquisition of subsidiaries	5	14,766	—	14,766
Exchange and other adjustments		5,000	1,648	6,648
Balance, at March 31, 2025		$98,802	$23,489	$122,291
Changes in the balance of lease liabilities during the years ended March 31, 2025 and March 31, 2024 were as follows:

	Note	2025	2024
Balance, at April 1		$111,379	$97,249
Additions		29,040	37,978
Interest		6,048	5,473
Payments		(36,567)	(31,553)
Acquisition of subsidiaries	5	14,766	6,560
Exchange and other adjustments		4,727	(4,328)
Balance, at March 31		$129,393	$111,379
Less: current portion		32,694	27,571
		$96,699	$83,808
The right-of-use assets and lease liabilities relate to leases of real estate properties, automobiles and other equipment. For the year ended March 31, 2025, the Company recognized an expense related to short-term and low-value leases of $4,077, in cost of revenues (March 31, 2024 - $4,450), and $2,409 (March 31, 2024 - $1,729) in selling, general and administrative expenses in the consolidated statements of income (loss).
The annual lease obligations for the next five years and thereafter are as follows:

As at	March 31, 2025
Less than one year	$36,598
One - two years	29,694
Two - three years	20,683
Three - four years	16,785
Four - five years	13,951
Due in over five years	29,605
Total undiscounted lease liabilities	$147,316
The Company does not face a significant liquidity risk in regard to its lease obligations